United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                    Quarterly Schedule of Portfolio Holdings
                  of Registered Management Investment Companies




                                    811-7193

                      (Investment Company Act File Number)


                          Federated Institutional Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 10/31/05
                                    --------


                 Date of Reporting Period: Quarter ended 7/31/05
                              ---------------------







Item 1.           Schedule of Investments




FEDERATED INSTITUTIONAL HIGH YIELD BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2005 (unaudited)

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

      Principal
      Amount or
        Shares                                                                                                             Value

                         CORPORATE BONDS--95.2%
                            Aerospace / Defense--1.4%
 $      50,000           K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014                                  $        51,500
        50,000     (1,2) K&F Industries, Inc., Sr. Note, 11.50%, 2/1/2015                                                  53,250
        50,000           L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014                                        50,875
       100,000           L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015                               98,250
        50,000           TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011                                                 53,500
                             TOTAL                                                                                        307,375
                         Automotive--5.5%
       100,000           Advanced Accessory Systems LLC, Sr. Note, 10.75%, 6/15/2011                                       83,500
       100,000           Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014                               88,500
       125,000           General Motors Acceptance Corp., 6.875%, 9/15/2011                                               120,787
       150,000           General Motors Acceptance Corp., 8.00%, 11/1/2031                                                145,890
       225,000           General Motors Corp., Note, 8.375%, 7/15/2033                                                    204,187
       100,000           Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014                                                100,000
        50,000      (3)  Stanadyne Holdings, Inc., Sr. Disc. Note, 0.00% 2/15/2015                                         28,250
        75,000           Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012                                             79,875
        50,000           TRW Automotive, Inc., Sr. Note, 9.375%, 2/15/2013                                                 56,250
        87,000           TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013                                           101,355
       100,000           Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014                                      105,000
       100,000           United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013                                        103,500
                             TOTAL                                                                                       1,217,094
                            Building Materials--3.4%
        75,000      (3)  AMH Holdings, Inc., Sr. Disc. Note, 0/11.25%, 3/1/2014                                            48,000
       100,000     (1,2) Builders Firstsource, Inc., Floating Rate Note - Sr. Secured Note, 7.51813%,
                         2/15/2012                                                                                        101,500
        50,000           Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010                        52,375
       100,000           ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012                                       104,500
       100,000     (1,2) Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012                                  96,500
        50,000           Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011                                     52,500
       100,000      (3)  Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012                                           71,500
       100,000    (1,2,3)Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014                                         57,500
        50,000           Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014                                             48,938
        50,000     (1,2) Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013                                                53,000
        75,000           U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014                                              72,375
                             TOTAL                                                                                        758,688
                         Chemicals--5.6%
        75,000     (1,2) Aventine Renewable Energy Holdings, Inc., Floating Rate Note - Sr. Secured
                         Note, 9.41%, 12/15/2011                                                                           73,875
       100,000     (1,2) Borden U.S. Finance Corp., Sr. Secd. Note, 9.00%, 7/15/2014                                      103,875
        75,000      (3)  Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013                          63,000
       100,000      (3)  Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012                        88,000
       155,000           Crystal US Holdings, Sr. Disc. Note, 10/1/2014                                                   112,375
        81,000           Crystal US Holdings, Sr. Sub. Note, 9.625%, 6/15/2014                                             91,935
       100,000           Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008                                               110,500
        75,000           Huntsman Advanced Materials, Inc., Sr. Secd. Note, 11.00%, 7/15/2010                              85,687
        75,000     (1,2) Invista, Unit, 9.25%, 5/1/2012                                                                    82,969
        50,000           Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013                                                 54,750
        83,000      (3)  Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014                                                      62,146
       100,000           Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013                                                     109,500
        50,000     (1,2) PQ Corp., Sr. Sub. Note, 7.50%, 2/15/2013                                                         50,250
        75,000           Polypore, Inc., Sr. Sub. Note, 8.75%, 5/15/2012                                                   72,938
        75,000           Union Carbide Corp., Deb., 7.50%, 6/1/2025                                                        81,257
                             TOTAL                                                                                       1,243,057
                          Construction Machinery--1.2%
       100,000           Case New Holland, Sr. Note, 9.25%, 8/1/2011                                                      108,750
        50,000           Columbus McKinnon Corp., Sr. Secd. Note, 10.00%, 8/1/2010                                         55,000
        50,000           NationsRent Cos., Inc., Sr. Secd. Note, 9.50%, 10/15/2010                                         55,250
        50,000           NationsRent, Inc., Company Guarantee, 9.50%, 5/1/2015                                             52,375
                             TOTAL                                                                                        271,375
                             Consumer Products--5.4%
       100,000    (1,2,3)AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012                                      72,750
        75,000           Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012                                                    80,719
        50,000           American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012                                        52,125
       100,000           Ames True Temper, Inc., Sr. Sub. Note, 10.00%, 7/15/2012                                          88,000
        50,000           Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012                                         50,375
       325,000      (3)  Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013                                        235,625
        50,000           K2, Inc., Sr. Note, 7.375%, 7/1/2014                                                              52,750
        75,000           Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012                                            72,000
        50,000           Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011                                       53,250
       125,000     (1,2) Rayovac Corp., Sr. Sub. Note, 7.375%, 2/1/2015                                                   124,063
        50,000           Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014                                               53,500
       125,000    (1,2,3)Simmons Co., Sr. Disc. Note, 0/10.00%, 12/15/2014                                                 66,250
        50,000           Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014                                                     47,125
       100,000           True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011                                        93,500
        45,000           WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011                                                       48,375
                             TOTAL                                                                                       1,190,407
                         Energy--1.9%
        50,000           Compton Petroleum Corp., Sr. Note, 9.90%, 5/15/2009                                               54,250
        50,000     (1,2) Grant Prideco, Inc., Sr. Unsecd. Note, 6.125%, 8/15/2015                                          51,250
        75,000           Petroleum Helicopters, Inc., Company Guarantee, Series B, 9.375%, 5/1/2009                        79,219
        50,000     (1,2) Pogo Producing Co., Sr. Sub. Note, 6.625%, 3/15/2015                                              51,250
        50,000           Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015                                           50,500
        25,000           Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013                                           26,938
       100,000           Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012                                                109,500
                             TOTAL                                                                                        422,907
                         Entertainment--2.7%
        75,000           AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012                                          76,125
       100,000           Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013                                                     105,750
       125,000      (3)  Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014                                                86,875
        75,000           Intrawest Corp., Sr. Note, 7.50%, 10/15/2013                                                      77,625
       125,000     (1,2) Loews Cineplex Entertainment Corp., Sr. Sub. Note, 9.00%, 8/1/2014                               122,500
        75,000           Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010                              86,531
        50,000           Universal City Florida Holding Co., Floating Rate Note, 7.96%, 5/1/2010                           52,500
                             TOTAL                                                                                        607,906
                         Environmental--1.0%
       150,000           Allied Waste North America, Inc., Company Guarantee, Series B, 8.875%, 4/1/2008                  159,000
        50,000     (1,2) Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012                                            55,750
                             TOTAL                                                                                        214,750
                          Financial Institutions--0.5%
       100,000     (1,2) American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013                            102,000
                         Food & Beverage--4.6%
       200,000      (3)  ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011                                        146,000
        50,000           B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011                                              51,750
       100,000           Del Monte Corp., Sr. Sub. Note, 8.625%, 12/15/2012                                               110,500
       100,000           Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013                                            103,250
        75,000           National Beef Packaging Co. LLC, Sr. Note, 10.50%, 8/1/2011                                       80,250
        75,000           Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012                                              78,938
        75,000           Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%, 11/15/2013                                           84,563
       125,000    (1,2,3)Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012                                        90,625
        50,000           Reddy Ice Group, Inc., Sr. Sub. Note, 8.875%, 8/1/2011                                            53,250
       100,000           Smithfield Foods, Inc., Sr. Note, Series B, 8.00%, 10/15/2009                                    108,500
        50,000           Swift & Co., Sr. Note, 10.125%, 10/1/2009                                                         54,625
        75,000      (3)  UAP Holding Corp., Sr. Disc. Note, 0/10.75%, 7/15/2012                                            64,500
                             TOTAL                                                                                       1,026,751
                         Gaming--3.5%
        50,000     (1,2) 155 East Tropicana LLC, Sr. Secd. Note, 8.75%, 4/1/2012                                           49,500
       100,000           Boyd Gaming Corp., Sr. Sub. Note, 7.75%, 12/15/2012                                              107,500
        50,000     (1,2) CCM Merger, Inc., Note, 8.00%, 8/1/2013                                                           51,187
        50,000           Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014                                             51,125
       150,000           MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011                                                      165,187
        75,000           MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010                              81,844
        50,000           Magna Entertainment Corp., Conv. Note, 7.25%, 12/15/2009                                          53,464
       100,000           Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010                                          112,000
       100,000           Station Casinos, Inc., Sr. Sub. Note, 6.50%, 2/1/2014                                            103,000
                             TOTAL                                                                                        774,807
                         Healthcare--5.7%
        50,000     (1,2) AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015                              53,750
       125,000           AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013                                             127,187
       250,000      (3)  CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%, 1/1/2015                                         128,750
       100,000           Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010                                       107,000
        75,000     (1,2) DaVita, Inc., Sr. Sub. Note, 7.25%, 3/15/2015                                                     78,000
       150,000           HCA, Inc., Sr. Note, 6.375%, 1/15/2015                                                           154,278
       100,000           HCA, Inc., Sr. Note, 7.50%, 11/6/2033                                                            107,198
       100,000           Medical Device Manufacturing, Inc., Sr. Sub. Note, 10.00%, 7/15/2012                             108,000
       100,000     (1,2) National Mentor, Inc., Sr. Sub. Note, 9.625%, 12/1/2012                                          106,250
        50,000     (1,2) Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015                                      51,250
        75,000     (1,2) Tenet Healthcare Corp., Sr. Note, 9.25%, 2/1/2015                                                 77,625
        50,000           VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014                                          48,375
        50,000           Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014                                      54,625
        50,000           Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014                                                    52,125
                             TOTAL                                                                                       1,254,413
                            Industrial - Other--7.6%
       100,000           ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013                                97,000
        75,000           Aearo Co. I, Sr. Sub. Note, 8.25%, 4/15/2012                                                      75,750
        50,000     (1,2) American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013                                      49,000
       125,000     (1,2) Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011                                            135,625
       100,000           Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012                                      106,500
        75,000     (1,2) Coleman Cable, Inc., Sr. Note, 9.875%, 10/1/2012                                                  67,125
        50,000           Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011                                              53,500
       100,000           Hawk Corp., Sr. Note, 8.75%, 11/1/2014                                                           102,125
        98,000           Interline Brands, Inc., Sr. Sub. Note, 11.50%, 5/15/2011                                         109,270
       100,000     (1,2) Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015                                          96,500
        75,000           Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012                                              80,625
        79,259           NSP Holdings LLC, Sr. Note, 11.75%, 1/1/2012                                                      77,475
       146,000     (1,2) Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010                                                  162,790
       125,000           Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011                             132,812
       100,000           Rexnord Corp., Company Guarantee, 10.125%, 12/15/2012                                            110,000
        75,000           Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013                                  70,125
       100,000           Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012                                    102,250
        50,000           Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014                                         50,750
                             TOTAL                                                                                       1,679,222
                         Lodging--1.2%
        50,000           Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014                                            50,000
       100,000           Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015                                            99,500
       100,000           Starwood Hotels & Resorts Worldwide, Inc., Company Guarantee, 7.875%, 5/1/2012                   112,500
                             TOTAL                                                                                        262,000
                         Media - Cable--1.9%
       150,000           Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010                                  155,625
       100,000     (1,2) Iesy Repository Gmbh, Sr. Note, 10.375%, 2/15/2015                                               101,000
       150,000     (1,2) Kabel Deutschland GMBH, Sr. Note, 10.625%, 7/1/2014                                              166,500
                             TOTAL                                                                                        423,125
                             Media - Non-Cable--8.9%
        75,000           Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011                          81,750
        75,000      (3)  Advanstar, Inc., Company Guarantee, Series B, 0/15.00%, 10/15/2011                                76,500
        75,000           Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012                                        73,500
        50,000           Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012                                             51,500
        75,000           American Media Operations, Inc., Sr. Sub. Note, 8.875%, 1/15/2011                                 72,562
       100,000           CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012                                                   103,825
       119,000           Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013                                   136,255
       150,000      (3)  Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013                                              123,750
       150,000           Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014                                                  149,625
        50,000     (1,2) Emmis Communications, Corp., Floating Rate Note - Sr. Note, 9.31438%, 6/15/2012                   50,312
       150,000      (3)  Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%, 10/15/2013                                       118,500
        50,000     (1,2) Intelsat Bermuda Ltd., Floating Rate Note - Sr. Note, 8.695%, 1/15/2012                           51,250
        75,000     (1,2) Intelsat Bermuda Ltd., Sr. Note, 8.625%, 1/15/2015                                                80,250
        75,000      (3)  NBC Acqusition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013                                         53,250
        50,000           Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012                                         47,875
       225,000           PanAmSat Holding Corp., Discount Bond, 11/1/2014                                                 162,000
        75,000           Primedia, Inc., Sr. Note, 8.875%, 5/15/2011                                                       79,406
       100,000     (1,2) Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014                                  115,000
        50,000           Readers Digest Association, Inc., Sr. Note, Series 144A, 6.50%, 3/1/2011                          51,500
       175,000           Vertis, Inc., Sr. Note, Series B, 10.875%, 6/15/2009                                             170,625
       125,000     (1,2) WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014                                               122,813
                             TOTAL                                                                                       1,972,048
                         Metals & Mining--0.7%
        75,000           Aleris International, Inc., Sr. Secd. Note, 10.375%, 10/15/2010                                   83,062
        75,000     (1,2) Novelis, Inc., Sr. Note, 7.25%, 2/15/2015                                                         77,063
                             TOTAL                                                                                        160,125
                         Packaging--2.1%
       100,000           Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012                                       110,250
        50,000     (1,2) Graham Packaging Co., Sub. Note, 8.50%, 10/15/2012                                                52,000
       100,000           Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012                                            109,000
        50,000           Huntsman Packaging Corp., Company Guarantee, 13.00%, 6/1/2010                                     40,750
        50,000           Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013                         54,313
       100,000           Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008                                                 104,000
                             TOTAL                                                                                        470,313
                         Paper--3.7%
        75,000           Abitibi-Consolidated, Inc., Sr. Note, 8.375%, 4/1/2015                                            78,375
        50,000           Boise Cascade LLC, Sr. Sub. Note, 7.125%, 10/15/2014                                              49,375
       150,000           Georgia-Pacific Corp., Sr. Note, 9.375%, 2/1/2013                                                170,250
        75,000           Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013                            77,250
       100,000           Jefferson Smurfit Corp., Company Guarantee, 7.50%, 6/1/2013                                       96,750
        75,000           MDP Acquisitions PLC, 9.625%, 10/1/2012                                                           76,125
       125,000           Mercer International, Inc., 9.25%, 2/15/2013                                                     105,312
       100,000     (1,2) NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013                                                    99,500
        75,000           Tembec Industries, Inc., 8.50%, 2/1/2011                                                          60,375
                             TOTAL                                                                                        813,312
                         Restaurants--0.8%
        50,000     (1,2) Carrols Corp., Sr. Sub. Note, 9.00%, 1/15/2013                                                    52,125
        50,000           Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011                                                    54,125
        75,000           Landry's Seafood Restaurants, Inc., Sr. Note, Series B, 7.50%, 12/15/2014                         74,531
                             TOTAL                                                                                        180,781
                         Retailers--2.6%
       100,000           Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013                                    106,500
        73,000           FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                                                        74,095
        50,000           General Nutrition Center, Sr. Sub. Note, 8.50%, 12/1/2010                                         41,750
       100,000           Hines Nurseries, Inc., Company Guarantee, 10.25%, 10/1/2011                                      105,000
       125,000           Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012                                                   148,878
        50,000           Rite Aid Corp., Sr. Secd. Note, 8.125%, 5/1/2010                                                  51,813
        50,000           United Auto Group, Inc., Company Guarantee, 9.625%, 3/15/2012                                     54,125
                             TOTAL                                                                                        582,161
                         Services--1.2%
        32,000           CB Richard Ellis Services, Sr. Note, 9.75%, 5/15/2010                                             35,760
        75,000           Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012                                           81,469
        75,000     (1,2) HydroChem Industrial Services, Sr. Sub. Note, 9.25%, 2/15/2013                                    70,875
        75,000     (1,2) Insurance Automotive Auctions, Inc., Sr. Unsecd. Note, 11.00%, 4/1/2013                           77,637
                             TOTAL                                                                                        265,741
                         Technology--3.6%
        75,000           Activant Solutions, Inc., Sr. Note, 10.50%, 6/15/2011                                             81,750
        75,000           Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010                                           59,625
        75,000           Freescale Semiconductor, Inc., Sr. Note, 7.125%, 7/15/2014                                        80,250
        50,000     (1,2) MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014                                    48,625
        75,000     (1,2) Smart Modular Technologies, Inc., Sr. Note, 9.00438%, 4/1/2012                                    76,125
       100,000     (1,2) SunGard Data Systems, Inc., Sr. Note, 9.125%, 8/15/2013                                          104,375
        75,000     (1,2) SunGard Data Systems, Inc., Sr. Sub. Note, 10.25%, 8/15/2015                                      78,094
        50,000           Telex Communications, Inc., Sr. Secd. Note, 11.50%, 10/15/2008                                    53,625
       100,000           UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012                                                       111,500
       100,000           Xerox Corp., Sr. Note, 9.75%, 1/15/2009                                                          113,000
                             TOTAL                                                                                        806,969
                         Textile--0.6%
        50,000           Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013                                             54,375
        75,000           Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013                                                  82,875
                             TOTAL                                                                                        137,250
                         Tobacco--0.4%
        75,000     (1,2) Commonwealth Brands, Inc., Sr. Sub. Secd. Note, 10.625%, 9/1/2008                                 79,687
                         Transportation--0.8%
        50,000           Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007                                                28,000
       125,000           Stena AB, Sr. Note, 9.625%, 12/1/2012                                                            138,281
                             TOTAL                                                                                        166,281
                            Utility - Electric--4.6%
       125,000           Edison Mission Holding Co., Sr. Note, 9.875%, 4/15/2011                                          147,812
       100,000     (1,2) FPL Energy National Wind, Note, 6.125%, 3/25/2019                                                 98,190
        73,000     (1,2) NRG Energy, Inc., Sr. Secd. Note, 8.00%, 12/15/2013                                               78,475
        50,000           Nevada Power Co., 6.50%, 4/15/2012                                                                53,000
        50,000     (1,2) Nevada Power Co., Mtg. Note, 5.875%, 1/15/2015                                                    51,500
        65,000           Nevada Power Co., Second Mortgage Notes, 9.00%, 8/15/2013                                         73,287
        50,000     (1,2) Northwestern, Sr. Secd. Note, 5.875%, 11/1/2014                                                   51,750
       100,000           PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009                                                113,250
       125,000           Reliant Resources, Inc., Sr. Secd. Note, 9.50%, 7/15/2013                                        139,688
        50,000     (1,2) TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015                                                      53,625
       150,000     (1,2) Texas Genco LLC, Sr. Note, 6.875%, 12/15/2014                                                    158,250
                             TOTAL                                                                                       1,018,827
                           Utility - Natural Gas--5.1%
        75,000     (1,2) AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015                                          79,875
        50,000           El Paso Corp., 6.75%, 5/15/2009                                                                   50,500
       100,000           El Paso Corp., Sr. Note, 7.80%, 8/1/2031                                                         101,500
        75,000           El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013                                79,969
       125,000     (1,2) Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015                                              125,000
        50,000     (1,2) Inergy LP, Sr. Note, 6.875%, 12/15/2014                                                           49,250
        50,000     (1,2) MarkWest Energy Partners LP, Sr. Note, 6.875%, 11/1/2014                                          50,750
        75,000           Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014                                           79,688
        50,000           Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008                                                   51,398
       175,000           Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032                                                  208,579
        50,000           Williams Cos., Inc., Note, 7.625%, 7/15/2019                                                      57,250
       175,000           Williams Cos., Inc., Note, 7.875%, 9/1/2021                                                      203,438
                             TOTAL                                                                                       1,137,197
                          Wireless Communications--2.2%
        50,000      (3)  Inmarsat Finance PLC, Sr. Disc. Note, 0/10.375%, 11/15/2012                                       40,250
        32,500           Inmarsat Finance PLC, Sr. Note, 7.625%, 6/30/2012                                                 34,572
        50,000           New Skies Satellites NV, Sr. Sub. Note, 9.125%, 11/1/2012                                         51,750
       100,000           Nextel Communications, Inc., Sr. Note, 7.375%, 8/1/2015                                          108,250
        50,000           Rogers Wireless, Inc., Floating Rate Note - Sr. Secured Note, 6.535%, 12/15/2010                  52,313
        50,000           Rogers Wireless, Inc., Sr. Secd. Note, 7.50%, 3/15/2015                                           54,875
        75,000           Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012                                           81,188
        50,000           US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012                                               58,000
                             TOTAL                                                                                        481,198
                          Wireline Communications--4.8%
       175,000           AT&T Corp., Sr. Note, 9.75%, 11/15/2031                                                          227,500
        65,000           Alaska Communications Systems Holdings, Inc., Sr. Note, 9.875%, 8/15/2011                         71,175
       100,000           Cincinnati Bell, Inc., Company Guarantee, 7.25%, 7/15/2013                                       107,125
        50,000           Citizens Communications Co., 9.00%, 8/15/2031                                                     53,000
        50,000           Citizens Communications Co., Unsecd. Note, 9.25%, 5/15/2011                                       56,125
       100,000           MCI, Inc., Sr. Note, 8.735%, 5/1/2014                                                            112,750
       150,000           Qwest Corp., Note, 8.875%, 3/15/2012                                                             165,000
       175,000           Qwest Services Corp., Sr. Sub. Note, 13.50%, 12/15/2010                                          202,125
        75,000     (1,2) Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015                                  74,813
                             TOTAL                                                                                       1,069,613
                             TOTAL CORPORATE BONDS (IDENTIFIED COST $20,441,631)                                         21,097,380

                         COMMON STOCKS--0.3%
                         Food & Beverage--0.1
        2,490            B&G Foods, Inc.                                                                                   33,864
                            Industrial - Other--0.2%
        17,689    (1)(,3)ACP Holdings Corp., Warrants                                                                      34,936
                             TOTAL COMMON STOCKS (IDENTIFIED COST $37,342)                                                 68,800

                         PREFERRED STOCK--0.5%
                         Retailers--0.5%
         150             General Nutrition Centers Holding Co., Exchangeable Pfd. Stock, Series A
                         --------------------------------------------------------------------------------
                         (IDENTIFIED COST $150,900)                                                                       100,125

                         MUTUAL FUND--0.0%
          4         (5)  High Yield Bond Portfolio  (IDENTIFIED COST $26)                                                    25

                           REPURCHASE AGREEMENT--2.8%
       622,000           Interest in $2,000,000,000 joint repurchase agreement with Deutsche Bank
                         Securities, Inc., 3.32%, dated 7/29/2005 to be repurchased at $622,172 on
                         8/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2035, collateral market value $2,049,630,426  (AT AMORTIZED
                         COST)                                                                                            622,000
                             TOTAL INVESTMENTS - 98.8%
                         --------------------------------------------------------------------------------
                             (IDENTIFIED COST $21,251,899 )(6)                                                           21,888,330
                             OTHER ASSETS AND LIABILITIES - NET - 1.2                                                     259,354
                             TOTAL NET ASSETS - 100%                                                              $      22,147,684

====================================================================================================================================

        1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At July 31, 2005, these securities amounted to $4,797,407 which represents 21.7% of total net assets.
        2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Trustees (the "Trustees"). At July 31, 2005, these securities amounted to $4,762,471 which represents 21.5% of total net assets.
        3  Denotes a Zero Coupon bond with effective rate at time of purchase.
        4  Non-income producing security.
        5  Affiliated company.
        6 The cost of investments for federal tax purposes amounts to $21,294,970. The net unrealized appreciation of investments for federal tax purposes was $593,360. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $974,908 and net unrealized depreciation from investments for those securities having an excess of cost over value of $381,548.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2005.

Investment Valuation
Listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.







Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Institutional Trust

By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer


Date              September 14, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/ J. Christopher Donahue
                  J. Christopher Donahue, Principal Executive Officer


Date              September 14, 2005


By                /S/ Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer


Date              September 14, 2005